Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Tucker(1)(2)	Compensation Actually Paid to Tucker(1)(3)	Summary Compensation Table Total for Ryan(1)(2)	Compensation Actually Paid to Ryan(1)(3)	Summary Compensation Table Total for Huffman(1)(2)	Compensation Actually Paid to Huffman(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(8)	Revenue (in millions)(9)
									Total Shareholder Return(6)	S&P 500 Software & Services Select Index Total Shareholder Return(7)
2023	$8,527,312	$6,738,346	$6,841,068	$5,553,701	$702,699	$(17,755,110)	$3,430,050	$1,895,498	$121	$151	$53	$590
2022	$—	$—	$—	$—	$21,871,907	$14,430,973	$5,676,538	$1,071,621	$130	$109	$(29)	$523
2021	$—	$—	$—	$—	$6,046,686	$(706,678)	$3,169,239	$(2,564,663)	$201	$165	$(115)	$426
2020	$8,437,695	$34,909,416	$—	$—	$—	$—	$4,066,289	$20,466,019	$259	$153	$(47)	$352

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	Our PEO for 2020 was Therese Tucker. Our PEO for 2021 and 2022 was Marc Huffman, who succeeded Ms. Tucker as our Chief Executive Officer as of January 1, 2021. Mr. Huffman resigned as CEO on March 6, 2023. Ms. Tucker and Owen Ryan were appointed as Co-CEOs effective March 6, 2023.Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. Represents the compensation actually paid to each PEO. Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year. This dollar amount is derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's rules, as shown in the table below. Represents the average of the total compensation paid to each of our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of our NEOs other than our PEO for each such year are listed in the table below.

2023	2022	2021	2020
Mark Partin	Therese Tucker	Therese Tucker	Marc Huffman
Karole Morgan-Prager	Mark Partin	Mark Partin	Mark Partin
Mark Woodhams	Karole Morgan-Prager	Peter Hirsch	Karole Morgan-Prager
	Mark Woodhams	Mark Woodhams	Peter Hirsch
	This figure is the average of compensation actually paid for our NEOs other than our PEO in 2023. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's rules as shown in the table below.
Peer Group Issuers, Footnote	The peer group used is the S&P Software & Services Select index, as used in the Company's performance graph in our annual report. TSR is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
Adjustment To PEO Compensation, Footnote

	Therese Tucker	Owen Ryan	Marc Huffman
Summary compensation table total	$8,527,312	$6,841,068	$702,699
Subtract grant date fair value of option awards and stock awards granted in fiscal year	(7,851,384)	(6,258,431)	—
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	5,757,084	5,017,794	—
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	(286,778)	—	(65,934)
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	695,807	—	—
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(103,695)	(46,730)	(861,145)
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	(17,530,730)
Compensation actually paid	$6,738,346	$5,553,701	$(17,755,110)

Non-PEO NEO Average Total Compensation Amount	$ 3,430,050	$ 5,676,538	$ 3,169,239	$ 4,066,289
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,895,498	1,071,621	(2,564,663)	20,466,019
Adjustment to Non-PEO NEO Compensation Footnote

2023
Summary compensation table total	$3,430,050
Subtract grant date fair value of option awards and stock awards granted in fiscal year	(2,873,555)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	2,106,038
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	(354,091)
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(412,944)
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—
Compensation actually paid	$1,895,498

Equity Valuation Assumption Difference, Footnote	The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in this table are: 3.80-4.82 years for Expected life, 58.99% - 61.98% for Volatility, 3.76% - 4.48% for the Risk-free rate, and 0% for the Expected dividend yield.
*The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in the table are: 3.80-4.82 years for Expected life, 58.99% - 61.98% for Volatility, 3.76% - 4.48% for the Risk-free rate, and 0% for the Expected dividend yield.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, as determined under rules adopted pursuant to the Dodd-Frank Act and reflected in the Pay Versus Performance table above (“CAP”) for our CEOs was lower than Summary Compensation Table Total compensation in 2023, aligning with the decrease in cumulative TSR over the period. Average NEO CAP reflected similar alignment, falling below Summary Compensation Table values. This pattern is also seen in prior years, reflecting the alignment of CEO and NEO compensation with shareholder returns.
Compensation Actually Paid vs. Net Income	Our net income was positive in 2023, reflecting a shift from the years 2020 – 2022. Despite this increase, CAP was lower than in prior years. This reflects a change from the directional alignment of our CEO CAP and average NEO CAP with net income from 2020 - 2022.
Compensation Actually Paid vs. Company Selected Measure
Our revenue increased each year from 2020 to 2023. These increases are not directionally aligned with overall decreases in our CEO CAP and average NEO CAP from 2020 to 2023, but are directionally aligned with increases in our CEO CAP and average NEO CAP from 2021 to 2022.

Total Shareholder Return Vs Peer Group	In 2023, our TSR underperformed the TSR of the S&P 500 Software & Services Select Index. Over the four-year period covered by this disclosure, both our TSR and our peer group TSR remain positive, reflecting the value provided to shareholders.
Tabular List, Table
The list below includes the financial performance measures that in our assessment represent the most important financial performance measures used to link compensation actually paid to our NEOs, for 2023, to Company performance.

Performance Measure8:

•Revenue
•Non-GAAP Net Income
•Annualized Recurring Revenue (ARR)
•Stock Price

Total Shareholder Return Amount	$ 121	130	201	259
Peer Group Total Shareholder Return Amount	151	109	165	153
Net Income (Loss)	$ 53	$ (29)	$ (115)	$ (47)
Company Selected Measure Amount	590	523	426	352
Additional 402(v) Disclosure	TSR is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year. The dollar amounts reported are the Company's GAAP net income reflected in the Company's audited financial statements.In the Company's assessment, GAAP revenue is the most important financial performance measure (other than stock price) used by the Company in 2023 to link compensation actually paid to performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Annualized Recurring Revenue (ARR)
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
Tucker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,527,312	$ 0	$ 0	$ 8,437,695
PEO Actually Paid Compensation Amount	$ 6,738,346	0	0	$ 34,909,416
PEO Name	Therese Tucker			Therese Tucker
Ryan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,841,068	0	0	$ 0
PEO Actually Paid Compensation Amount	$ 5,553,701	0	0	0
PEO Name	Owen Ryan
Huffman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 702,699	21,871,907	6,046,686	0
PEO Actually Paid Compensation Amount	(17,755,110)	$ 14,430,973	$ (706,678)	$ 0
PEO Name		Marc Huffman	Marc Huffman
PEO | Tucker [Member] | Equity Award Grant Date Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,851,384)
PEO | Tucker [Member] | Equity Awards, Unvested And Outstanding, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,757,084
PEO | Tucker [Member] | Equity Awards, Unvested And Outstanding Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,778)
PEO | Tucker [Member] | Equity Awards, Vested In Current Year, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	695,807
PEO | Tucker [Member] | Equity Awards, Vested, Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,695)
PEO | Tucker [Member] | Equity Awards, Forfeited, Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ryan [Member] | Equity Award Grant Date Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,258,431)
PEO | Ryan [Member] | Equity Awards, Unvested And Outstanding, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,017,794
PEO | Ryan [Member] | Equity Awards, Unvested And Outstanding Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ryan [Member] | Equity Awards, Vested In Current Year, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ryan [Member] | Equity Awards, Vested, Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,730)
PEO | Ryan [Member] | Equity Awards, Forfeited, Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Huffman [Member] | Equity Award Grant Date Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Huffman [Member] | Equity Awards, Unvested And Outstanding, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Huffman [Member] | Equity Awards, Unvested And Outstanding Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,934)
PEO | Huffman [Member] | Equity Awards, Vested In Current Year, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Huffman [Member] | Equity Awards, Vested, Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(861,145)
PEO | Huffman [Member] | Equity Awards, Forfeited, Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,530,730)
Non-PEO NEO | Equity Award Grant Date Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,873,555)
Non-PEO NEO | Equity Awards, Unvested And Outstanding, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,106,038
Non-PEO NEO | Equity Awards, Unvested And Outstanding Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(354,091)
Non-PEO NEO | Equity Awards, Vested In Current Year, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards, Vested, Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(412,944)
Non-PEO NEO | Equity Awards, Forfeited, Granted In Prior Years, Fair Value Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0